Common Stock and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Incentive Plans

Information regarding the Company’s Long-Term Incentive plans is summarized below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	2,813,409	$6.91
Granted	1,558,347	5.37
Vested	(1,472,233)	4.86
Forfeited	(505,626)	5.44

Nonvested at December 31, 2012	2,393,897	$5.22